Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	September 30, 2023	December 31, 2022
Computer, equipment and vehicles (5 year useful life)	$166,774	$149,196
Leasehold improvements (2 year useful life)	217,224	133,208
Less: accumulated depreciation	(236,150)	(96,135)
Total property and equipment, net	$147,848	$186,269

Depreciation expense for the nine months ended September 30, 2023 and the year ended December 31, 2022 was $140,015 and $55,199, respectively.

We evaluate the carrying value of long-lived assets for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. Further testing of specific assets or grouping of assets is required when undiscounted future cash flows associated with the assets is less than their carrying amounts. An asset is considered to be impaired when the anticipated undiscounted future cash flows of an asset group are estimated to be less than its carrying value. The amount of impairment recognized is the difference between the carrying value of the asset group and its fair value. Fair value estimates are based on assumptions concerning the amount and timing of estimated future cash flows. We recorded no impairment of long-lived assets for the nine months ended September 30, 2023 and the year ended December 31, 2022.

NOTE 9 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31, 2022	December 31, 2021
Computer and office equipment (5 year useful life)	$149,196	$66,445
Leasehold improvements (2 year useful life)	133,208	-
Less: accumulated depreciation	(96,135)	(43,536)
Total property and equipment, net	$186,269	$22,909

Depreciation expense for the years ended December 31, 2022 and December 31, 2021 was $55,199 and $40,858, respectively.

We evaluate the carrying value of long-lived assets for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. Further testing of specific assets or grouping of assets is required when undiscounted future cash flows associated with the assets is less than their carrying amounts. An asset is considered to be impaired when the anticipated undiscounted future cash flows of an asset group are estimated to be less than its carrying value. The amount of impairment recognized is the difference between the carrying value of the asset group and its fair value. Fair value estimates are based on assumptions concerning the amount and timing of estimated future cash flows. We recorded no impairment of long-lived assets for the year ended December 31, 2022.